Jul-26-05 02:57pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-508 P.002/002 F-535

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-8989

CERTNYS

NYSE

[redacted]

05061530

July 26, 2005

JUL 2 6 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Bear Stearns Companies Inc., Euro 850,000,000 Floating Rate Notes Due July 27, 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 26, 2005. Tentative listing date – July 28, 2005.

Sincerely,

PROCESSED
JUL 28 2005
THOMSON FINANCIAL